Nature of the Business and Basis of Presentation - Proposed Merger (Details) - Evolv Technologies Holdings Inc [Member]	3 Months Ended
Mar. 31, 2021
Exchange Ratio	0.378
As previously reported
Exchange Ratio	0.382